UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-21789

Giordano Investment Trust
(Exact Name of Registrant as Specified in Charter)

2530 Riva Road, Suite 312, Annapolis, Maryland  21401
(Address of Principal Executive Offices) (Zip Code)

A. Vason Hamrick
 116 South Franklin Street, Post Office Box 69, Rocky Mount, North Carolina 27802
             (Name and address of agent for service)

Registrant's telephone number, including area code: 252-972-9922

Date of fiscal year end: September 30

Date of reporting period: December 31, 2009

ITEM 1.  SCHEDULE OF INVESTMENTS

Giordano Fund

Schedule of Investments
(Unaudited)

As of December 31, 2009
	Shares	Value (Note 1)

COMMON STOCKS - 70.93%

Consumer Discretionary - 3.20%
Home Depot, Inc.	2,000	$57,860
		57,860
Energy - 7.37%
Chevron Corp.	1,000	76,990
ConocoPhillips	1,100	56,177
		133,167
Financials - 12.34%
Brookline Bancorp, Inc.	4,000	39,640
The Travelers Cos., Inc. †	2,000	99,720
Wells Fargo & Co.	3,100	83,669
		223,029
Health Care - 21.57%
Computer Programs & Systems, Inc.	1,600	73,680
Eli Lilly & Co.	2,000	71,420
Johnson & Johnson	1,300	83,733
Medtronic, Inc.	2,000	87,960
Merck & Co., Inc.	2,000	73,080
		389,873
Industrials - 12.05%
General Electric Co.	2,000	30,260
Raytheon Co.	2,000	103,040
Snap-On, Inc.	2,000	84,520
		217,820
Information Technology - 4.24%
Paychex, Inc.	2,500	76,600
		76,600
Materials - 10.16%
Alcoa, Inc.	3,000	48,360
Nucor Corp.	1,400	65,310
Olin Corp.	4,000	70,080
		183,750

Total Common Stocks (Cost $1,598,185)		1,282,099

EXCHANGE TRADED PRODUCTS - 7.59%
* ProShares UltraShort S&P 500	2,300	80,684
* Rydex Inverse 2x S&P 500	1,000	56,490

Total Exchange Traded Products (Cost $154,514)		137,174

INVESTMENT COMPANY - 1.18%
§ Fidelity Institutional Money Market Funds	21,415	21,415

Total Investment Company (Cost $21,415)		21,415
		(Continued)

Giordano Fund

Schedule of Investments
(Unaudited)

As of December 31, 2009
			Principal	Interest Rate	Maturity Date	Value (Note 1)

CORPORATE OBLIGATION - 15.21%
	ß	Empire Corporation	275,000	10.00%	5/1/2012	$275,000

		Total Corporate Obligation (Cost $275,000)				275,000

Total Value of Investments (Cost $2,049,114) - 94.91%						$1,715,688

Other Assets Less Liabilities - 5.09%						91,984

	Net Assets - 100%					$1,807,672

*	Non-income producing investment.
§	Represents 7 day effective yield.
†	Portion of security pledged as collateral for call options written.
ß	Restricted Security (Note 2)

	Aggregate cost for financial reporting and federal income tax purposes is the same. Unrealized
	appreciation / (depreciation) of investments for financial reporting and federal income tax purposes is as follows:

	Aggregate gross unrealized appreciation					$45,259
	Aggregate gross unrealized depreciation					(373,655)

		Net unrealized depreciation				$(328,396)

		Summary of Investments by Sector
				% of Net
			Sector	Assets	Value
			Consumer Discretionary	3.20%	$57,860
			Corporate Obligations	15.21%	275,000
			Energy	7.37%	133,167
			Exchange Traded Products	7.59%	137,174
			Financials	12.34%	223,029
			Health Care	21.57%	389,873
			Industrials	12.05%	217,820
			Information Technology	4.24%	76,600
			Materials	10.16%	183,750
			Other	1.18%	21,415
			Total	94.91%	$1,715,688

						(Continued)

Giordano Fund

Schedule of Investments
(Unaudited)

As of December 31, 2009
	Number of Contracts	Exercise Price	Maturity Date	Value (Note 1)

OPTION PURCHASED (note 3)
* TRAVELERS CALL	20	$ 50	1/16/2010	$2,000

Total (Cost $7,030)				$2,000

*	Non-income producing investment.

				(Continued)

Giordano Fund

Schedule of Investments
(Unaudited)

As of December 31, 2009

Note 1 - Investment Valuation

The Fund’s investments in securities are carried at value.  Securities listed on an exchange or quoted on a national market system are valued at the last sales price as of 4:00 p.m. Eastern Time.  Securities traded in the NASDAQ over-the-counter market are generally valued at the NASDAQ Official Closing Price.  Other securities traded in the over-the-counter market and listed securities for which no sale was reported on that date are valued at the most recent bid price. Securities and assets for which representative market quotations are not readily available or which cannot be accurately valued using the Fund’s normal pricing procedures are valued at fair value as determined  in   good  faith   under  policies  approved   by the   Trustees.

Fair value pricing  may be used, for  example,  in situations  where (i) a portfolio security is so thinly traded that there have been no transactions for that security over an extended period of time; (ii) the exchange on which the portfolio security is principally traded closes early; or (iii) trading of the portfolio security is halted during the day and does not resume prior to the Fund’s net asset value calculation.  A portfolio security’s “fair value” price may differ from the price next available for that portfolio security using the Fund’s normal pricing procedures.  Instruments with maturities of 60 days or less are valued at amortized cost, which approximates market value.

The Fund has adopted ASC Topic 820, Fair Value Measurements. ASC Topic 820 defines fair value, establishes a frame work for measuring fair value and expands disclosure about fair value measurements.
Various inputs are used in determining the value of the Fund's investments.  These inputs are summarized in the three broad levels listed below:

Level 1: quoted prices in active markets for identical securities
Level 2: other significant observable inputs (including quoted prices for similar securities, interest rates, credit risk, etc.)
Level 3: significant unobservable inputs (including the Fund's own assumptions in determining fair value of investments)

The Fund has adopted FASB guidance updating ASC Topic 820 titled, “Determining Fair Value When the Volume and Level of Activity for the Asset or Liability have Significantly Decreased and Identifying Transactions that are not Orderly” which provides guidance on determining when there has been a significant decrease in the volume and level of activity for an asset or liability, when a transaction that is not orderly, and how that information must be incorporated into fair value measurement.  The guidance emphasizes that even if there has been a significant decrease in volume and level of activity for an asset or liability and regardless of the valuation techniques used, the objective of a fair value measurement remains the same.

An investment asset’s or liability’s level within the fair value hierarchy is based on the lowest level input, individually or in aggregate, that is significant to fair value measurement.
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.  The following is a summary of the inputs used in valuing the Fund's assets:

Assets	Total	Level 1	Level 2	Level 3
Common Stocks	$ 1,282,099	$ 1,282,099	$ -	$ -
Exchange Traded Products	137,174	137,174	-	-
Investment Company	21,415	-	21,415	-
Corporate Obligations	275,000	-	-	275,000
Total	$ 1,715,688	$ 1,419,273	$ 21,415	$ 275,000

				(Continued)

Giordano Fund

Schedule of Investments
(Unaudited)

As of December 31, 2009

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value:
Description	Corporate Obligations
Balance, beginning of period	$ 275,000
Accrued discounts (premiums)	-
Realized gain (loss)	-
Change in unrealized appreciation (depreciation)	-
Net purchases (sales)	-
Balance, end of period	$ 275,000

Note 2 - Restricted Securities

Restricted securities cannot be resold to the general public without prior registration under the Securities Act of 1933, as amended ("Securities Act").  The risk of investing in such securities is generally perceived to be greater than the risk of investing in publicly traded companies.  Lack of a secondary market and resale restrictions may result in the inability of the Fund to sell a security at a fair price and may substantially delay the sale of the security it seeks to sell.  In addition, restricted securities may exhibit greater price volatility than securities for which secondary markets exist.  Since representative market quotations are not readily available for restricted securities, such securities are valued at fair value as determined in good faith under policies approved by the Fund’s Board of Trustees, taking into consideration factors such as (i) the issuer’s business; (ii) the lack of a secondary market; (iii) the restrictions on public sale; (iv) the terms of the security, including any buy-back provisions; (v) current interest rates; (vi) third party observations (including analyst reports); and (vii) fundamental analytical data relating to the security.

Restricted securities are valued according to the guidelines and procedures adopted by the Board of Trustees.  The Fund currently holds an Empire Corporation Senior Subordinated Debenture ("Debenture")  at a cost of $275,000.  The interest on the Debenture is compounded daily and will be paid at the end of five years.  As of December 31, 2009, the accrued interest balance is $84,291.  The Debenture was issued to the Fund with a put feature that requires Empire Corporation to buy back the Debenture at face value plus the accrued interest thereon at the election of the Fund.  The acquisition date for this security was April 30, 2007.  The sale of this investment has been restricted and has been valued in accordance with the guidelines adopted by the Board of Trustees.  The total fair value of this security, including accrued interest, is $359,291, which represents 19.88% of net assets.

Note 3 - Option Writing

When the Fund writes an option, an amount equal to the premium received by the Fund is recorded as a liability and is subsequently adjusted to the current fair value of the option written.  Premiums received from writing options that expire unexercised are treated by the Fund on the expiration date as realized gains from investments.  The difference between the premium and the amount paid on effecting a closing purchase transaction, include brokerage commissions, is also treated as a realized gain or loss (depending on if the premium is less than the amount  paid for the  closing  purchase  transaction).  If a call option is exercised, the premium is added to the proceeds from the sale of the underlying security or currency in determining whether the Fund has realized a gain or loss.  If a put option is exercised, the premium reduces the cost basis of the securities purchased by the Fund.  The Fund, as the writer of an option, bears the market risk of an unfavorable change in the price of the security underlying the written option.

ITEM 2.  CONTROLS AND PROCEDURES

(a)
The Principal Executive Officer/Principal Financial Officer has concluded that the registrant’s disclosure controls and procedures are effective based on his evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the Investment Company Act of 1940 and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 as of a date within 90 days of the filing of this report.

(b)
There were no changes in the registrant's internal control over financial reporting that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 3.  EXHIBITS

Certifications required pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 and Section 302 of the Sarbanes-Oxley Act of 2002 are filed herewith as Exhibit A.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Giordano Investment Trust

By: (Signature and Title)	/s/ Joseph A. Giordano
Joseph A. Giordano, Trustee, President, Treasurer, Principal Executive Officer and Principal Financial Officer
Date: February 26, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: (Signature and Title)	/s/ Joseph A. Giordano
Joseph A. Giordano Trustee, President, Treasurer, Principal Executive Officer and Principal Financial Officer Giordano Investment Trust
Date: February 26, 2010